GMO-Usonian Japan Value Creation Fund Investment Objectives and Goals - GMO-Usonian Japan Value Creation Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GMO-USONIAN JAPAN VALUE CREATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.